Expense Example, No Redemption - FidelityWorldwideFund-AMCIZPRO - FidelityWorldwideFund-AMCIZPRO - Fidelity Worldwide Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Worldwide Fund - Class A
Expense Example, No Redemption:
1 Year	$ 691
3 Years	937
5 Years	1,202
10 Years	1,957
Fidelity Advisor Worldwide Fund - Class C
Expense Example, No Redemption:
1 Year	203
3 Years	627
5 Years	1,078
10 Years	2,123
Fidelity Advisor Worldwide Fund - Class M
Expense Example, No Redemption:
1 Year	494
3 Years	799
5 Years	1,125
10 Years	2,046
Fidelity Advisor Worldwide Fund - Class I
Expense Example, No Redemption:
1 Year	96
3 Years	300
5 Years	520
10 Years	1,155
Fidelity Advisor Worldwide Fund - Class Z
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	$ 1,002